Schedule of Investments - September 30, 2021
Hotchkis & Wiley Small Cap Diversified Value Fund (Unaudited)

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COMMON STOCKS - 98.71%	Held	Value
COMMUNICATION SERVICES - 0.73%
Media - 0.73%
Emerald Holding, Inc. (a)	318,450	$1,382,073
Entravision Communications Corp.	93,665	665,022
Stagwell, Inc. (a)	113,100	867,477
TEGNA, Inc.	23,067	454,881
TOTAL COMMUNICATION SERVICES		3,369,453

CONSUMER DISCRETIONARY - 13.03%
Auto Components - 0.96%
Adient PLC (a)	38,205	1,583,597
The Goodyear Tire & Rubber Company (a)	116,887	2,068,900
Motorcar Parts of America, Inc. (a)	39,269	765,746
		4,418,243
Diversified Consumer Services - 0.49%
H&R Block, Inc.	73,900	1,847,500
Select Interior Concepts, Inc. (a)	28,100	405,202
		2,252,702
Hotels, Restaurants & Leisure - 1.68%
Brinker International, Inc. (a)	25,170	1,234,589
Hilton Grand Vacations, Inc. (a)	31,152	1,481,901
International Game Technology PLC (a)	66,000	1,737,120
Jack in the Box, Inc.	15,200	1,479,416
Potbelly Corp. (a)	50,700	343,746
Travel + Leisure Company	25,980	1,416,689
		7,693,461
Household Durables - 3.48%
Century Communities, Inc.	23,196	1,425,394
Ethan Allen Interiors, Inc.	74,705	1,770,509
Green Brick Partners, Inc. (a)	19,250	395,010
Hooker Furniture Corp.	54,175	1,462,183
KB Home	8,600	334,712
La-Z-Boy, Inc.	51,000	1,643,730
LGI Homes, Inc. (a)	8,200	1,163,662
M/I Homes, Inc. (a)	28,923	1,671,749
Meritage Homes Corp. (a)	19,500	1,891,500
Taylor Morrison Home Corp. (a)	65,910	1,699,160
Tri Pointe Homes, Inc. (a)	80,041	1,682,462
Tupperware Brands Corp. (a)	40,800	861,696
		16,001,767
Internet & Catalog Retail - 0.17%
PetMed Express, Inc.	29,400	789,978

Leisure Products - 0.32%
Johnson Outdoors, Inc.	13,700	1,449,460

Multiline Retail - 0.18%
Franchise Group, Inc.	23,600	835,676

Specialty Retail - 5.18%
The Aaron’s Company, Inc.	67,000	1,845,180
American Eagle Outfitters, Inc.	36,900	952,020
Asbury Automotive Group, Inc. (a)	9,664	1,901,295
Big 5 Sporting Goods Corp. (l)	38,500	887,040
The Cato Corp.	93,000	1,538,220
Foot Locker, Inc.	16,000	730,560
Genesco, Inc. (a)	33,930	1,958,779
Group 1 Automotive, Inc.	11,328	2,128,304
Hibbett, Inc.	16,973	1,200,670
MarineMax, Inc. (a)	23,100	1,120,812
The ODP Corp. (a)	38,901	1,562,264
OneWater Marine, Inc.	42,400	1,704,904
Penske Automotive Group, Inc.	11,200	1,126,720
Rent-A-Center, Inc.	24,300	1,365,903
Sonic Automotive, Inc.	33,450	1,757,463
Tilly’s, Inc.	30,100	421,701
Urban Outfitters, Inc. (a)	27,110	804,896
Zumiez, Inc. (a)	19,700	783,272
		23,790,003
Textiles, Apparel & Luxury Goods - 0.57%
G-III Apparel Group Ltd. (a)	28,040	793,532
Rocky Brands, Inc.	7,900	376,119
Vera Bradley, Inc. (a)	152,200	1,432,202
		2,601,853
TOTAL CONSUMER DISCRETIONARY		59,833,143

CONSUMER STAPLES - 1.69%
Food & Staples Retailing - 0.19%
Natural Grocers by Vitamin Cottage, Inc.	78,900	885,258

Food Products - 0.27%
B&G Foods, Inc. (l)	41,700	1,246,413

Household Products - 0.68%
Central Garden & Pet Company (a)	39,000	1,872,000
Energizer Holdings, Inc.	32,000	1,249,600
		3,121,600
Personal Products - 0.55%
Nu Skin Enterprises, Inc.	24,750	1,001,633
USANA Health Sciences, Inc. (a)	16,300	1,502,860
		2,504,493
TOTAL CONSUMER STAPLES		7,757,764

ENERGY - 10.84%
Energy Equipment & Services - 3.76%
Cactus, Inc.	30,030	1,132,732
ChampionX Corp. (a)	53,900	1,205,204
Core Laboratories NV	13,400	371,850
Dril-Quip, Inc. (a)	55,700	1,402,526
Frank’s International NV (a)	632,420	1,859,315
Helix Energy Solutions Group, Inc. (a)	230,700	895,116
Liberty Oilfield Services, Inc. (a)	109,900	1,333,087
National Energy Services Reunited Corp. (a)	120,100	1,503,652
Newpark Resources, Inc. (a)	353,100	1,165,230
NexTier Oilfield Solutions, Inc. (a)	470,888	2,166,084
Oil States International, Inc. (a)	64,000	408,960
ProPetro Holding Corp. (a)	105,250	910,413
Select Energy Services, Inc. (a)	206,700	1,072,773
Solaris Oilfield Infrastructure, Inc.	164,900	1,375,266
TechnipFMC PLC (a)	59,700	449,541
		17,251,749
Oil, Gas & Consumable Fuels - 7.08%
Amplify Energy Corp. (a)	32,500	172,900
Berry Corp.	169,070	1,218,995
Bonanza Creek Energy, Inc.	47,730	2,286,267
California Resources Corp. (a)	60,700	2,488,700
CVR Energy, Inc.	23,200	386,512
Earthstone Energy, Inc. (a)	41,912	385,590
Equitrans Midstream Corp.	196,500	1,992,510
Green Plains, Inc. (a)	11,800	385,270
HollyFrontier Corp.	24,500	811,685
Kosmos Energy Ltd. (a)	808,613	2,393,494
Murphy Oil Corp.	84,200	2,102,474
Northern Oil and Gas, Inc.	106,400	2,276,960
Oasis Petroleum, Inc.	21,800	2,167,356
Par Pacific Holdings, Inc. (a)	85,000	1,336,200
PDC Energy, Inc.	46,098	2,184,584
Penn Virginia Corp. (a)	111,600	2,976,372
Range Resources Corp. (a)	119,300	2,699,759
REX American Resources Corp. (a)	12,178	972,657
Whiting Petroleum Corp. (a)	42,000	2,453,220
World Fuel Services Corp.	25,024	841,307
		32,532,812
TOTAL ENERGY		49,784,561

FINANCIALS - 33.17%
Banks - 20.76%
1st Source Corp.	28,606	1,351,347
Amalgamated Financial Corp.	52,500	830,550
Associated Banc-Corp	83,300	1,784,286
Bank of Marin Bancorp	24,800	936,200
BankUnited, Inc.	40,010	1,673,218
Bankwell Financial Group, Inc.	14,200	417,906
Banner Corp.	8,100	447,201
Bar Harbor Bankshares	19,716	553,034
BCB Bancorp, Inc.	28,500	420,660
BOK Financial Corp.	12,100	1,083,555
Brookline Bancorp, Inc.	57,876	883,188
Bryn Mawr Bank Corp.	15,280	702,116
Cadence BanCorp	59,300	1,302,228
Camden National Corp.	7,716	369,596
Capital Bancorp, Inc.	18,600	447,516
Carter Bankshares, Inc. (a)	36,200	514,764
Cathay General Bancorp	44,332	1,834,901
Central Pacific Financial Corp.	48,500	1,245,480
Central Valley Community Bancorp	38,700	832,050
CIT Group, Inc.	35,400	1,839,030
Civista Bancshares, Inc.	18,900	439,047
CNB Financial Corp.	22,000	535,480
The Community Financial Corp.	11,600	427,692
Community Trust Bancorp, Inc.	26,610	1,120,281
ConnectOne Bancorp, Inc.	45,700	1,371,457
CrossFirst Bankshares, Inc. (a)	31,200	405,600
Customers Bancorp, Inc. (a)	22,044	948,333
Dime Community Bancshares, Inc.	38,798	1,267,143
Eagle Bancorp, Inc.	30,230	1,738,225
Enterprise Financial Services Corp.	9,700	439,216
Equity Bancshares, Inc.	13,800	460,644
FB Financial Corp.	43,425	1,862,063
Financial Institutions, Inc.	28,661	878,460
First BanCorp	145,786	1,917,085
First Busey Corp.	54,500	1,342,335
First Business Financial Services, Inc.	13,765	395,193
First Financial Bancorp	51,750	1,211,468
First Financial Corp.	34,063	1,432,349
First Hawaiian, Inc.	46,440	1,363,014
First Internet Bancorp	28,189	878,933
First Mid Bancshares, Inc.	21,400	878,684
First Midwest Bancorp, Inc.	23,500	446,735
The First of Long Island Corp.	39,280	809,168
Flushing Financial Corp.	77,218	1,745,127
FNB Corp.	115,480	1,341,878
Fulton Financial Corp.	82,340	1,258,155
Great Southern Bancorp, Inc.	23,210	1,272,140
Great Western Bancorp, Inc.	40,786	1,335,334
Hancock Whitney Corp.	29,300	1,380,616
Hanmi Financial Corp.	90,267	1,810,756
Heritage Financial Corp.	18,100	461,550
Hilltop Holdings, Inc.	25,527	833,967
HomeTrust Bancshares, Inc.	15,049	421,071
Hope Bancorp, Inc.	128,733	1,858,904
Horizon Bancorp, Inc.	46,200	839,454
Independent Bank Corp.	40,900	878,532
International Bancshares Corp.	31,136	1,296,503
Investar Holding Corp.	19,800	435,996
Investors Bancorp, Inc.	88,564	1,338,202
Lakeland Bancorp, Inc.	73,330	1,292,808
Mercantile Bank Corp.	28,700	919,261
Metropolitan Bank Holding Corp. (a)	16,500	1,390,950
Midland States Bancorp, Inc.	55,513	1,372,836
MidWestOne Financial Group, Inc.	27,994	844,299
National Bankshares, Inc.	9,500	344,945
Northeast Bank	9,800	330,456
Northrim BanCorp, Inc.	8,684	369,157
OceanFirst Financial Corp.	59,610	1,276,250
Old National Bancorp	26,300	445,785
Orrstown Financial Services, Inc.	22,379	523,669
PacWest Bancorp	31,400	1,423,048
PCB Bancorp	45,100	897,941
Peapack-Gladstone Financial Corp.	39,136	1,305,577
Peoples Bancorp, Inc.	28,230	892,350
Popular, Inc.	23,000	1,786,410
Preferred Bank	19,200	1,280,256
Primis Financial Corp.	56,456	816,354
RBB Bancorp	33,032	832,737
Republic Bancorp, Inc.	18,070	915,246
S&T Bancorp, Inc.	60,500	1,782,935
Sandy Spring Bancorp, Inc.	8,475	388,325
Sierra Bancorp	16,900	410,332
Simmons First National Corp.	12,900	381,324
Synovus Financial Corp.	30,050	1,318,895
Texas Capital Bancshares, Inc. (a)	31,790	1,908,035
Towne Bank	40,600	1,263,066
TriCo Bancshares	8,794	381,660
TriState Capital Holdings, Inc. (a)	41,300	873,495
Trustmark Corp.	28,401	915,080
Umpqua Holdings Corp.	22,030	446,108
Univest Financial Corp.	30,450	834,026
Valley National Bancorp	61,900	823,889
Washington Trust Bancorp, Inc.	8,430	446,621
Webster Financial Corp.	25,600	1,394,176
Wintrust Financial Corp.	24,250	1,948,972
		95,322,890
Capital Markets - 2.09%
Brightsphere Investment Group, Inc.	48,613	1,270,258
Cowen, Inc.	49,700	1,705,206
Diamond Hill Investment Group, Inc.	5,000	878,300
Evercore, Inc.	6,310	843,458
Federated Hermes, Inc.	40,500	1,316,250
Greenhill & Company, Inc.	87,725	1,282,540
Victory Capital Holdings, Inc.	42,827	1,499,373
Virtus Investment Partners, Inc.	2,600	806,832
		9,602,217
Consumer Finance - 0.41%
Navient Corp.	96,120	1,896,448

Insurance - 5.03%
Ambac Financial Group, Inc. (a)	96,587	1,383,126
American Equity Investment Life Holding Company	66,226	1,958,304
American National Group, Inc.	7,800	1,474,434
Assured Guaranty Ltd.	36,500	1,708,565
Axis Capital Holdings Ltd.	37,200	1,712,688
Brighthouse Financial, Inc. (a)	18,500	836,755
CNO Financial Group, Inc.	77,586	1,826,374
Employers Holdings, Inc.	41,835	1,652,064
Enstar Group Ltd. (a)	7,139	1,675,737
The Hanover Insurance Group, Inc.	14,700	1,905,414
Horace Mann Educators Corp.	45,314	1,803,044
National Western Life Group, Inc.	6,955	1,464,653
Safety Insurance Group, Inc.	21,900	1,735,575
SiriusPoint Ltd. (a)	209,578	1,940,693
		23,077,426
Mortgage Real Estate Investment Trusts - 0.83%
Arlington Asset Investment Corp. (a)	94,100	348,170
BrightSpire Capital, Inc.	141,382	1,327,577
Granite Point Mortgage Trust, Inc.	30,600	403,002
Great Ajax Corp.	68,534	924,524
MFA Financial, Inc.	93,700	428,209
TPG RE Finance Trust, Inc.	31,000	383,780
		3,815,262
Thrifts & Mortgage Finance - 4.05%
Bridgewater Bancshares, Inc. (a)	23,990	420,065
Essent Group Ltd.	37,300	1,641,573
Federal Agricultural Mortgage Corp.	14,320	1,554,006
FS Bancorp, Inc.	10,480	362,713
HomeStreet, Inc.	31,978	1,315,895
Luther Burbank Corp.	54,445	730,107
Meridian Bancorp, Inc.	23,970	497,617
NMI Holdings, Inc. (a)	59,400	1,343,034
Northfield Bancorp, Inc.	52,607	902,736
Premier Financial Corp.	44,860	1,428,342
Provident Financial Services, Inc.	55,000	1,290,850
Radian Group, Inc.	75,800	1,722,176
Southern Missouri Bancorp, Inc.	11,579	519,781
Territorial Bancorp, Inc.	16,052	407,400
TrustCo Bank Corp.	41,692	1,332,893
Washington Federal, Inc.	53,244	1,826,803
Waterstone Financial, Inc.	42,800	876,972
William Penn Bancorp (l)	36,000	439,560
		18,612,523
TOTAL FINANCIALS		152,326,766

HEALTH CARE - 1.53%
Biotechnology - 0.58%
Emergent BioSolutions, Inc. (a)	37,200	1,862,604
Vanda Pharmaceuticals, Inc. (a)	47,400	812,436
		2,675,040
Health Care Providers & Services - 0.53%
Hanger, Inc. (a)	75,600	1,660,176
MEDNAX, Inc. (a)	26,400	750,552
		2,410,728
Pharmaceuticals - 0.42%
Taro Pharmaceutical Industries Ltd. (a)	30,180	1,920,353
TOTAL HEALTH CARE		7,006,121

INDUSTRIALS - 20.14%
Aerospace & Defense - 1.34%
AAR Corp. (a)	52,940	1,716,844
Moog, Inc.	17,500	1,334,025
National Presto Industries, Inc.	15,814	1,298,013
Vectrus, Inc. (a)	35,555	1,787,706
		6,136,588
Air Freight & Logistics - 0.64%
Echo Global Logistics, Inc. (a)	42,700	2,037,217
Forward Air Corp.	10,600	880,012
		2,917,229
Airlines - 0.18%
Spirit Airlines, Inc. (a)	31,200	809,328

Building Products - 1.64%
Apogee Enterprises, Inc.	22,100	834,496
Armstrong Flooring, Inc. (a)	161,995	507,044
Griffon Corp.	16,800	413,280
JELD-WEN Holding, Inc. (a)	65,100	1,629,453
Masonite International Corp. (a)	17,541	1,861,626
Resideo Technologies, Inc. (a)	76,500	1,896,436
UFP Industries, Inc.	5,500	373,890
		7,516,225
Commercial Services & Supplies - 2.02%
ABM Industries, Inc.	19,400	873,194
ACCO Brands Corp.	201,009	1,726,668
Ennis, Inc.	69,117	1,302,855
Herman Miller, Inc.	30,499	1,148,592
Interface, Inc.	94,300	1,428,645
Kimball International, Inc.	90,200	1,010,240
Steelcase, Inc.	112,515	1,426,690
US Ecology, Inc. (a)	11,800	381,730
		9,298,614
Construction & Engineering - 2.61%
Comfort Systems USA, Inc.	11,300	805,916
Fluor Corp. (a)	108,630	1,734,821
Great Lakes Dredge & Dock Corp. (a)	115,100	1,736,859
Matrix Service Company (a)	122,700	1,283,442
MYR Group, Inc. (a)	11,644	1,158,578
Primoris Services Corp.	78,253	1,916,416
Sterling Construction Company, Inc. (a)	38,000	861,460
Tutor Perini Corp. (a)	93,221	1,210,009
Valmont Industries, Inc.	5,416	1,273,410
		11,980,911
Electrical Equipment - 2.56%
Acuity Brands, Inc.	5,500	953,535
Atkore, Inc. (a)	5,900	512,828
AZZ, Inc.	32,300	1,718,360
Encore Wire Corp.	15,096	1,431,554
EnerSys	25,610	1,906,407
GrafTech International Ltd.	182,580	1,884,226
Powell Industries, Inc.	35,200	864,864
Preformed Line Products Company	11,227	730,204
Thermon Group Holdings, Inc. (a)	100,883	1,746,285
		11,748,263
Machinery - 3.76%
Allison Transmission Holdings, Inc.	35,000	1,236,200
Crane Company	11,900	1,128,239
EnPro Industries, Inc.	20,950	1,825,164
Flowserve Corp.	28,200	977,694
Graham Corp.	30,789	381,784
The Greenbrier Companies, Inc.	38,499	1,655,072
Hillenbrand, Inc.	39,820	1,698,323
Hyster-Yale Materials Handling, Inc.	28,927	1,453,871
LB Foster Company (a)	24,000	371,760
Meritor, Inc. (a)	90,613	1,930,962
Miller Industries, Inc.	22,120	752,965
Mueller Industries, Inc.	18,700	768,570
Mueller Water Products, Inc.	60,700	923,854
TriMas Corp. (a)	13,500	436,860
Wabash National Corp.	115,382	1,745,730
		17,287,048
Marine - 0.35%
Matson, Inc.	19,913	1,607,178

Professional Services - 2.78%
BGSF, Inc.	29,660	379,351
CBIZ, Inc. (a)	26,700	863,478
FTI Consulting, Inc. (a)	5,900	794,730
GP Strategies Corp. (a)	36,983	765,548
Heidrick & Struggles International, Inc.	42,110	1,879,370
KBR, Inc.	44,100	1,737,540
Kelly Services, Inc.	68,550	1,294,224
Korn Ferry	25,356	1,834,760
Resources Connection, Inc.	99,785	1,574,607
TrueBlue, Inc. (a)	60,400	1,635,632
		12,759,240
Road & Rail - 0.51%
Heartland Express, Inc.	76,700	1,228,734
Schneider National, Inc.	19,700	447,978
Universal Logistics Holdings, Inc.	34,470	692,158
		2,368,870
Trading Companies & Distributors - 1.75%
BlueLinx Holdings, Inc. (a)	38,200	1,867,215
Boise Cascade Company	23,000	1,241,540
DXP Enterprises, Inc. (a)	26,980	797,799
H&E Equipment Services, Inc.	15,700	544,947
Rush Enterprises, Inc.	40,947	1,849,167
WESCO International, Inc. (a)	15,252	1,758,861
		8,059,529
TOTAL INDUSTRIALS		92,489,023

INFORMATION TECHNOLOGY - 7.42%
Communications Equipment - 0.94%
Casa Systems, Inc. (a)	44,700	303,066
CommScope Holding Company, Inc. (a)	57,300	778,707
Comtech Telecommunications Corp.	77,700	1,989,897
NETGEAR, Inc. (a)	38,300	1,222,153
		4,293,823
Electronic Equipment, Instruments & Components - 3.79%
Avnet, Inc.	52,300	1,933,531
Belden, Inc.	35,870	2,089,786
ePlus, Inc. (a)	9,600	985,056
Insight Enterprises, Inc. (a)	21,468	1,933,837
Kimball Electronics, Inc. (a)	37,100	956,067
Methode Electronics, Inc.	45,659	1,919,961
PC Connection, Inc.	26,806	1,180,268
Plexus Corp. (a)	5,700	509,637
Sanmina Corp. (a)	46,895	1,807,333
ScanSource, Inc. (a)	62,033	2,158,129
Vishay Intertechnology, Inc.	95,826	1,925,144
		17,398,749
IT Services - 0.88%
BM Technologies, Inc. (a) (l)	9,824	87,434
Cass Information Systems, Inc.	37,400	1,565,190
CSG Systems International, Inc.	9,100	438,620
Sabre Corp. (a)	163,800	1,939,392
		4,030,636
Semiconductors & Semiconductor Equipment - 0.77%
Diodes, Inc. (a)	19,349	1,752,826
Photronics, Inc. (a)	132,500	1,805,975
		3,558,801
Software - 0.48%
Ebix, Inc.	28,170	758,618
Xperi Holding Corp.	77,500	1,460,100
		2,218,718
Technology Hardware, Storage & Peripherals - 0.56%
Diebold Nixdorf, Inc. (a)	82,900	838,119
Super Micro Computer, Inc. (a)	47,700	1,744,389
		2,582,508
TOTAL INFORMATION TECHNOLOGY		34,083,235

MATERIALS - 4.79%
Chemicals - 2.82%
AdvanSix, Inc. (a)	49,300	1,959,676
American Vanguard Corp.	87,929	1,323,331
Cabot Corp.	29,270	1,467,012
Ecovyst, Inc.	162,400	1,893,584
FutureFuel Corp.	42,330	301,813
GCP Applied Technologies, Inc. (a)	86,400	1,893,888
Hawkins, Inc.	13,100	456,928
HB Fuller Company	20,000	1,291,200
Tredegar Corp.	63,430	772,577
Trinseo SA	29,450	1,589,711
		12,949,720
Metals & Mining - 1.46%
Commercial Metals Company	27,800	846,788
Compass Minerals International, Inc.	19,200	1,236,480
Kaiser Aluminum Corp.	17,467	1,903,204
Ryerson Holding Corp.	36,100	803,947
Warrior Met Coal, Inc.	49,200	1,144,884
Worthington Industries, Inc.	14,450	761,515
		6,696,818
Paper & Forest Products - 0.51%
Glatfelter Corp.	84,500	1,191,450
Mercer International, Inc.	98,850	1,145,672
		2,337,122
TOTAL MATERIALS		21,983,660

REAL ESTATE - 1.83%
Equity Real Estate Investment Trusts - 1.08%
Alexander’s, Inc.	7,500	1,954,650
Pebblebrook Hotel Trust	81,100	1,817,451
Seritage Growth Properties (a)	80,948	1,200,459
		4,972,560
Real Estate Management & Development - 0.75%
RE/MAX Holdings, Inc.	47,700	1,486,332
The RMR Group, Inc.	57,700	1,930,065
		3,416,397
TOTAL REAL ESTATE		8,388,957

UTILITIES - 3.54%
Electric Utilities - 2.02%
ALLETE, Inc.	32,476	1,932,972
Hawaiian Electric Industries, Inc.	40,200	1,641,366
Otter Tail Corp.	35,740	2,000,367
PNM Resources, Inc.	36,002	1,781,379
Portland General Electric Company	40,700	1,912,493
		9,268,577
Gas Utilities - 1.16%
South Jersey Industries, Inc.	89,344	1,899,454
Southwest Gas Holdings, Inc.	26,400	1,765,632
Spire, Inc.	27,073	1,656,326
		5,321,412
Multi-Utilities - 0.36%
Avista Corp.	43,161	1,688,458
TOTAL UTILITIES		16,278,447

Total common stocks (Cost $365,310,556)		453,301,130
Total long-term investments (Cost $365,310,556)		453,301,130

COLLATERAL FOR SECURITIES ON LOAN - 0.40%
Money Market Funds - 0.40%
Invesco Short-Term Investments Trust Government & Agency Portfolio - Institutional Class, 0.03%^	1,845,304	1,845,304
Total collateral for securities on loan (Cost $1,845,304)		1,845,304

	Principal
SHORT-TERM INVESTMENTS - 4.39%	Amount
Time Deposits - 4.39%
Skandinaviska Enskilda Banken, 0.01%, 10/01/2021*	$20,138,741	20,138,741
Total short-term investments (Cost $20,138,741)		20,138,741

Total investments - 103.50% (Cost $387,294,601)		475,285,175

Liabilities in excess of other assets - (3.50)%		(16,066,674)

Net assets - 100.00%		$459,218,501

(a) - Non-income producing security.
(l)
- All or a portion of this security is on loan. The total market value of securities on loan was $1,806,930. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

^ - Rate shown is the 7-day yield as of September 30, 2021.
* - Invested through a cash management account administered by Brown Brothers Harriman & Co.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor’s (S&P), an independent international financial data and investment services company.  The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation.  The GICS structure consists of 11 sectors, 24 industry groups, 69 industries and 158 sub-industries.  Each stock that is classified will have a coding at all four of these levels.

Security Valuation. Portfolio securities that are listed on a U.S. stock exchange or The Nasdaq Stock Market (“NSM”) (including the Nasdaq National Market and the Nasdaq Small Cap Market) are valued at the last reported sale price (or official closing price) on that day as of the close of the New York Stock Exchange (which is generally 4:00 p.m. Eastern time), or, in the absence of recorded sales, at the average of the last bid and asked quotation on such exchange or NSM. Unlisted equity securities that are not included in NSM are valued at the last sale price, or if the last sale price is unavailable, at the average of the quoted bid and asked prices in the over-the-counter market. Foreign equity securities (which are principally traded in markets other than the U.S.) are valued based upon the last reported sale price on the primary exchange or market on which they trade as of the close of business of such exchange or market immediately preceding the time of determining the Fund’s net asset value. Fixed-income securities are generally valued on the basis of prices obtained from an approved independent pricing service but may also be valued based on reported transactions on FINRA’s Trade Reporting and Compliance Engine (TRACE) or quotations provided by a broker-dealer. The pricing services may provide a price determined by a matrix pricing method or other analytical pricing models. Investments quoted in foreign currency are valued daily in U.S. dollars on the basis of the foreign currency exchange rate prevailing at the time of valuation. Securities and other assets for which market quotations are not readily available are valued at their fair value as determined by Hotchkis & Wiley Capital Management, LLC (the “Advisor”) under guidelines established by and under the general supervision and responsibility of the Trust’s Board of Trustees (the “Board”). The Board has approved the use of a third-party vendor’s proprietary fair value pricing model to assist in determining current valuation for foreign securities traded in markets that close prior to the New York Stock Exchange.  When fair value pricing is employed, the value of the portfolio securities used to calculate the Fund’s net asset value may differ from quoted or official closing prices.

The Trust has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.  Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the following three broad categories:

• Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.

• Level 2—Other significant observable inputs (including quoted prices for similar instruments, interest rates, current yields, credit quality, prepayment speeds for mortgage related securities, collateral for asset-backed securities, foreign security indices, foreign exchange rates, fair value estimates for foreign securities, and changes in benchmark securities indices). Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

• Level 3—Significant unobservable inputs including model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Trust’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The following table presents the valuation levels of the Fund’s assets as of September 30, 2021:

Level 1 --- Quoted prices in an active market:
Common Stocks	$453,301,130
Money Market Funds	1,845,304
Time Deposits	20,138,741
Level 2 --- Other significant observable market inputs	-
Level 3 --- Significant unobservable inputs	-
Total Investments	$475,285,175

Please refer to the Schedule of Investments for additional information regarding the composition of the amounts listed above.